Segmental reporting (Details 1) - SGD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Point in time	$ 3,553,341	$ 5,228,965	$ 2,890,682
Over time	1,133,584	1,281,204	1,288,618
Robots [Member]
Point in time	3,385,605	5,228,965	2,890,682
Over time	248,135	0
Facilities Management Software [Member]
Point in time	167,736	0
Over time	$ 885,449	$ 1,281,204	$ 1,288,618